NATURE OF OPERATIONS (Details) $ / shares in Units, $ in Millions					12 Months Ended
	Oct. 21, 2022	May 10, 2022 USD ($) shares	May 13, 2021 USD ($) $ / shares shares	May 12, 2021	Dec. 31, 2020 shares	May 05, 2022 $ / shares	Aug. 30, 2021	May 18, 2021
Subsidiary, Sale of Stock [Line Items]
Reverse stock split ratio	0.01			0.064
Number of share sold or issued on closing of Public Offering | shares					0
Aggregate net proceeds from the IPO, inclusive of the proceeds from the over-allotment exercise		$ 8.1
Harper & Jones LLC
Subsidiary, Sale of Stock [Line Items]
Business Acquisition, Percentage of Voting Interests Acquired								100.00%
Stateside
Subsidiary, Sale of Stock [Line Items]
Business Acquisition, Percentage of Voting Interests Acquired							100.00%
Initial Public Offering
Subsidiary, Sale of Stock [Line Items]
Number of share sold or issued on closing of Public Offering | shares		373,898	24,096
Share issue price | $ / shares			$ 4.15			$ 2.50
Warrants issued | shares			27,711
Aggregate net proceeds from the IPO, inclusive of the proceeds from the over-allotment exercise			$ 8.6
Underwriting discounts and commissions			0.8
Estimated offering expenses			0.6
Additional offering costs			$ 0.6
Over-allotment option
Subsidiary, Sale of Stock [Line Items]
Warrants issued | shares			3,614